Note 3 - Acquisitions (Details) - Business Acquisitions Purchase Price Allocation (USD $)	1 Months Ended			12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Jul. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Business Acquisition [Line Items]
Goodwill				$ 3,049,281	$ 16,974,437	$ 12,949,587
Total purchase price	2,848,507
Precious Metal Trading Right [Member] | CFO Tahoe [Member]
Business Acquisition [Line Items]
Precious metal trading right		699,414
CFO Tahoe [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		1,250,813
Finite lived Intangible assets, useful life		4 years 109 days
CFO Tahoe [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		5,279,425
Prepaid expenses and current assets		1,135,765
Accounts receivable		2,143,957
Property and equipment, net		47,770
Rental deposit		72,431
Guarantee fund deposits		1,626,545
Total assets acquired		12,256,120
Accrued expenses and other current liabilities		(2,810,425)
Deferred tax liabilities		(487,557)
Total net assets		8,958,138
Noncontrolling interest		(9,508,295)			9,508,295
Goodwill		7,056,338
Total purchase price		6,506,181
CFO Netinfo [Member] | Securities Consulting License [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			598,657
Finite lived Intangible assets, useful life			15 years
CFO Netinfo [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			121,044
Prepaid expenses and current assets			339,296
Accounts receivable			4,912
Total assets acquired			1,063,909
Accrued expenses and other current liabilities			(274,748)
Deferred tax liabilities			(149,664)
Income tax payable			612
Total net assets			640,109
Goodwill			168,887
Total purchase price			808,996
Securities Consulting License [Member] | Securities Consulting License [Member]
Business Acquisition [Line Items]
Finite lived intangible assets				2,751,148
Finite lived Intangible assets, useful life				15 years
Securities Consulting License [Member]
Business Acquisition [Line Items]
Deferred tax liabilities				(687,787)
Total purchase price				2,063,361
CFO East Win [Member] | Securities Consulting License [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	2,065,168
Finite lived Intangible assets, useful life	15 years
CFO East Win [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	66,465
Finite lived Intangible assets, useful life	5 years
CFO East Win [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	14,073
Prepaid expenses and current assets	215,868
Accounts receivable	949
Property and equipment, net	625,258
Rental deposit	8,998
Total assets acquired	2,996,779
Accounts payable	(137,665)
Accrued expenses and other current liabilities	(1,608,027)
Deferred tax liabilities	(532,908)
Income tax payable	(30,780)
Total net assets	687,399
Noncontrolling interest	(871,960)			871,960
Goodwill	3,033,068
Total purchase price	$ 2,848,507